Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of assets and liabilities
	As at December 31, 2020		As at December 31, 2019		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable	2,900	2,900	3,770	3,770	3	9
Notes receivable from related parties	37	37	-	-	3
Notes receivable, noncurrent	183	183	23	23	3	13
Equity securities, at cost	-	-	7,000	7,000	3	19
Accounts payable	13,099	13,099	10,713	10,713	3	22
Notes payable	4,115	4,115	4,104	4,104	3	23
Convertible note payable, current	5,633	5,633	3,226	3,226	3	25
Convertible note payable, noncurrent	3,710	3,710	-	-	3	25
Recurring fair value measurements
Available-for-sale debt security	9,190	9,190	-	-	1	10
Equity securities, at fair value	301	301	756	756	1	20
Derivative liabilities, current	-	-	44	44	3	6

Derivative liabilities
Derivative liabilities	USD'000
Balance as at December 31, 2018	-
Fair value of the derivative instrument (conversion option)	258
Gain on derivative recognized as a separate line in the statement of loss	(214)
Balance as at December 31, 2019	44
Fair value of the derivative instrument (conversion option)	-
Gain on derivative recognized as a separate line in the statement of loss	(44)
Balance as at December 31, 2020	-